Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,461,141.29
Previously Paid Amount	0.00
Total Fee Amount	1,858.98
Total Offset Amount	0.00
Net Fee	$ 1,858.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A